EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit for the year	$ 22,737	$ 73,223	$ 2,139